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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                   	Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Floating Rate Trust
                  SCHEDULE OF INVESTMENTS 2/28/09 (unaudited)

Principal
Amount
USD ($)                                                         Value ($)

                 COLLATERALIZED LOAN OBLIGATIONS  - 0.4%
                 Banks - 0.3%
                 Diversified Banks - 0.1%
1,000,000 (a)(b) Primus, Ltd., 2007-2A D, 3.494%, 7/15/21 (144A     98,000
1,000,000 (a)(b) Rampart, Ltd., 2006-1A, 4.693%, 4/18/21 (144A)     88,990
1,000,000 (a)(b) Stanfield McLaren, Ltd., 2007-1A B2L, 5.756%,      99,700
                                                                   286,690
                 Thrifts & Mortgage Finance - 0.2%
1,000,000 (a)(b) Gulf Stream Sextant, Ltd., 2007-1A D, 4.271%,      95,720
1,000,000 (a)(b) Landmark CDO, Ltd., 2007-9A E, 4.594%, 4/15/21    102,100
2,000,000 (a)(b) Stone Tower, Ltd., 2007-6A C, 1.709%, 4/17/21     100,000
                                                                   297,820
                 Total Banks                                       584,510

                 Diversified Financials - 0.1%
                 Other Diversified Financial Services - 0.0%
1,000,000 (a)(b) ACA, Ltd. 2007-1A D, 3.444%, 6/15/22 (144A)        90,000

                 Investment Banking & Brokerage - 0.1%
1,000,000 (a)(b) Goldman Sachs Asset Management, Plc, 2007-1A D    110,000
                 Total Diversified Financials                      200,000
                 TOTAL COLLATERALIZED LOAN OBLIGATIONS             784,510
                 (Cost $6,135,700)

                 SENIOR SECURED FLOATING RATE LOAN INTERESTS  - 151.1% *
                 Energy - 6.0%
                 Oil & Gas Drilling - 1.9%
2,200,000 (a)    Big West Oil LLC, Delayed Advance Term Loan, 4  1,122,000
1,750,000 (a)    Big West Oil LLC, Initial Advance Term Loan, 4    892,500
2,000,000 (a)    III Exploration II, L.P., Second Lien Term Loa    900,000
613,181   (a)(c) Monitor U.S. Finco, Inc., Second Lien Term Loa    291,261
1,250,000        TARH E&P Holdings, L.P., First Lien Term Loan,    625,000
                                                                 3,830,761
                 Oil & Gas Equipment & Services - 1.8%
582,918          Coffeyville Resources LLC, Funded LC Loan, 3.1    429,902
1,877,453        Coffeyville Resources LLC, Tranche D Term Loan  1,384,622
3,939,364 (a)(d) Value Creation, Inc., Term Loan, 12.5%, 2/15/1  1,772,714
                                                                 3,587,238
                 Oil & Gas Exploration & Production - 2.3%
4,995,000 (a)    Crusader Energy Group, Inc., Second Lien Term   3,621,375
1,977,942        Venoco, Inc., Second Lien Term Loan, 5.25%, 5/    929,633
                                                                 4,551,008
                 Total Energy                                   11,969,007

                 Materials - 8.0%
                 Diversified Chemicals - 5.2%
1,000,000 (a)(c) Panda Hereford Ethanol, L.P., Tranche A Term L    650,000
14,862,406       Solutia, Inc., Term Loan, 8.5%, 2/28/14         9,716,298
                                                                10,366,298
                 Paper Packaging - 0.3%
572,599          Solo Cup Co., Term Loan B-1, 3.9125% - 5.75%,     521,065

                 Diversified Metals & Mining - 1.9%
4,322,406        Murray Energy Corp., First Lien Tranche B Term  3,846,941

                 Steel - 0.4%
1,410,065        Essar Steel Algoma, Inc., Term Loan, 2.92%, 6/    854,852

                 Paper Products - 0.2%
756,135   (a)    Newark Group, Inc., Credit-Link LC Loan, 10.75    378,068
170,175   (a)    Newark Group, Inc., Term Loan, 10.75%, 3/9/13      85,087
                                                                   463,155
                 Total Materials                                16,052,311

                 Capital Goods - 3.6%
                 Aerospace & Defense - 0.7%
492,321          Aeroflex, Inc., Tranche B-2 Term Loan, 4.25% -    329,240
948,185          Hunter Defense Technologies, Inc., Term Loan,     630,543
902,779   (d)    IAP Worldwide Services, Inc., First Lien Term     495,024
                                                                 1,454,807
                 Building Products - 1.7%
5,504,459 (d)    Atrium Companies, Inc., Closing Date Term Loan  1,376,115
1,691,178        Custom Building Products, Inc., First Lien Ter  1,166,913
1,497,421 (a)    Rexair LLC, First Lien Term Loan, 5.709%, 6/30    861,017
                                                                 3,404,045

                 Construction & Farm Machinery & Heavy Trucks - 1.2%
3,000,000        Manitowoc Company, Inc., Term Loan B, 6.5%, 8/  2,295,939
                 Total Capital Goods                             7,154,791

                 Commercial & Professional Services - 4.1%
                 Diversified Commercial & Professional Services - 4.1%
980,000          Aramark Canada, Ltd., Canadian Term Loan, 3.33    815,850
8,312,500 (a)    Cydcor, Inc., First Lien Tranche B Term Loan,   6,650,000
968,816    EURO  Mediannuaire Holding, Term Loan B-2, 3.909%, 1    393,742
968,816    EURO  Mediannuaire Holding, Term Loan C, 4.409%, 10/    393,742
                 Total Commercial & Professional Services        8,253,334

                 Transportation - 3.9%
                 Airlines - 2.6%
990,000          Delta Airlines, Inc., Credit-Linked Deposit Lo    763,125
477,576          Delta Airlines, Inc., Second Lien Term Loan, 3    243,713
2,905,638        Northwest Airlines, Inc., Term Loan, 2.45%, 12  2,525,000
3,700,000        US Airways Group, Inc., Term Loan, 2.979%, 3/2  1,728,596
                                                                 5,260,434
                 Trucking - 0.6%
1,611,960 (d)(c) Gainey Corp., Term Loan, 12.5%, 4/20/12           172,480
535,308   (a)    SIRVA Worldwide, Inc., Revolving Credit Loan,     243,565
2,204,218 (d)    SIRVA Worldwide, Inc., Second Lien Term Loan,     220,422
1,026,362 (a)    SIRVA Worldwide, Inc., Term Loan, 9.5%, 5/12/1    518,313
                                                                 1,154,780
                 Airport Services - 0.7%
2,143,308        AWAS Capital, Inc., First Lien Term Loan, 3.25  1,390,471
                 Total Transportation                            7,805,685

                 Automobiles &  Components - 3.2%
                 Auto Parts & Equipment - 1.6%
9,075,710        Delphi Corp., Initial Tranche C Term Loan, 8.5  1,542,871
924,290   (a)    Delphi Corp., Subsequent Tranche C Term Loan,     157,129
3,930,000 (a)    Key Safety Systems, Inc., First Lien Term Loan  1,611,300
                                                                 3,311,300
                 Automobile Manufacturers - 1.6%
9,818,782        Ford Motor Co., Term Loan, 5.0%, 12/15/13       3,199,283
                 Total Automobiles & Components                  6,510,583

                 Consumer Durables & Apparel - 2.9%
                 Homebuilding - 2.9%
2,369,368 (a)(c) Ginn LA Conduit Lender, Inc., First Lien Tranche A Credit-
Linked
                 Deposit Loan, 8.5%, 6/8/11                        269,516
5,077,235 (c)    Ginn LA Conduit Lender, Inc., First Lien Tranc    577,535
3,500,000 (a)(c) MetroFlag BP LLC, Second Lien Term Loan, 12.0%    525,000
2,960,994 (a)(c) Pivotal Promontory LLC, First Lien Term Loan,   1,189,333
1,851,229 (d)    Rhodes Companies LLC, First Lien Term Loan, 4.    617,076
1,000,000 (a)    WAICCS Las Vegas 3 LLC, First Lien Term Loan,     750,000
4,500,000 (a)    WAICCS Las Vegas 3 LLC, Second Lien Term Loan,  1,800,000
                 Total Consumer Durables & Apparel               5,728,460

                 Consumer Services - 4.2%
                 Casinos & Gaming - 2.3%
5,000,000 (a)    Fontainebleau Florida Hotel LLC, Tranche C Ter  4,250,000
1,333,333        Fontainebleau Las Vegas LLC, Initial Term Loan    364,167
                                                                 4,614,167
                 Hotels, Resorts & Cruise Lines - 0.8%
4,568,331 a      Yellowstone Mountain Club LLC, First Lien Term  1,576,074

                 Leisure Facilities - 1.1%
587,649   (a)(c) Lake at Las Vegas Joint Venture, Revolving Credit-Linked
                      Deposit Account Loan, 14.35%, 6/20/12         42,850
1,765,105 (a)    Lake at Las Vegas Joint Venture, Term Loan, 9.  1,765,105
5,298,787 (c)(d) Lake at Las Vegas Joint Venture, Term Loan, 14    386,372
                                                                 2,194,327
                 Total Consumer Services                         8,384,568

                 Media - 25.6%
                 Advertising - 1.8%
7,814,398        Metro-Goldwyn-Mayer, Inc., Tranche B Term Loan  3,566,718

                 Broadcasting - 8.4%
19,476,857(a)AUD SMG H5 Pty, Ltd., Facility Term Loan A, 6.267%  6,864,288
11,115,966       Univision Communications, Inc., Initial Term L  5,080,919
4,900,000        WideOpenWest Finance LLC, First Lien Term Loan  3,372,832
3,769,895 (a)(c) Young Broadcasting, Inc., Term Loan, 4.0% - 4.  1,474,029
                                                                16,792,068

                 Cable & Satellite - 13.6%
19,591,675(a)(d) Broadstripe LLC, First Lien Term Loan, 9.25%, 11,304,396 1,428,203 (a) Broadstripe LLC, Revolver Credit Loan, 8.87% - 824,073
11,302,444       Cequel Communications LLC, Term Loan, 2.445% -  9,617,679
6,793,678        Knology, Inc., Term Loan, 2.663%, 6/30/12       5,570,816
                                                                27,316,964

                 Movies & Entertainment - 1.5%
2,428,571        Alpha Topco, Ltd., Facility Term Loan B-1, 2.8  1,266,444
1,669,643 (a)    Alpha Topco, Ltd., Facility Term Loan B-2, 2.8    870,680
1,391,566 (a)    Wallace Theater Corp., First Lien Term Loan, 6  1,022,801
                                                                 3,159,925

                 Publishing - 0.3%
3,500,000        Penton Media Holdings, Inc., Second Lien Term     520,625
                 Total Media                                    51,356,300

                 Retailing - 9.1%
                 Distributors - 1.6%
15,507,541(a)(c) Home Interiors & Gifts, Inc., Initial Term Loa  3,295,352

                 General Merchandise Stores - 3.4%
3,000,000        Dollar General Corp., Tranche B-1 Term Loan, 3  2,608,296
5,000,000        Dollar General Corp., Tranche B-2 Term Loan, 3  4,152,500
                                                                 6,760,796
                 Specialty Stores - 4.1%
8,409,508        Blockbuster, Inc., Tranche B Term Loan, 5.29%   5,907,679
3,980,099        Toys R Us - Delaware, Inc., Tranche B Term Loa  2,260,127
                                                                 8,167,806
                 Total Retailing                                18,223,954

                 Food, Beverage & Tobacco - 7.3%
                 Packaged Foods & Meats - 7.3%
4,925,000        Pinnacle Foods Finance LLC, Term Loan, 3.163%,  4,024,651
1,964,998        Sturm Foods, Inc., Initial First Lien Term Loa  1,164,261
9,500,000        Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.5%  9,409,949
                 Total Food, Beverage & Tobacco                 14,598,861

                 Household & Personal Products - 1.6%
                 Household Products - 1.4%
3,967,778        Spectrum Brands, Inc., Dollar Term Loan B, 7.3  2,672,298
201,369   (a)    Spectrum Brands, Inc., LC Loan, 2.263%, 3/30/1    135,622
                                                                 2,807,920
                 Personal Products - 0.2%
987,469   (a)    Appleseed's Intermediate Holdings, Inc., First    360,426
                 Total Household & Personal Products             3,168,346

                 Health Care Equipment & Services - 17.8%
                 Health Care Equipment & Services - 6.2%
714,286          Fenwal, Inc., First Lien Delayed Draw Term Loa    483,929
4,210,714        Fenwal, Inc., Initial First Lien Term Loan, 3.  2,852,759
9,800,000        Talecris Biotherapeutics Holdings Corp., First Lien Term Loan,
                 3.96% - 4.74%, 12/6/13                          8,942,500
                                                                12,279,188
                 Health Care Services - 1.9%
1,299,789        Fresenius SE, Tranche B-1 Term Loan, 6.75%, 9/  1,273,793
2,954,198        LifeCare Holdings, Term Loan, 5.43%, 8/11/12    1,805,754
1,000,000 (a)    Medical Staffing Network, Inc., Second Lien Te    725,000
                                                                 3,804,547
                 Health Care Facilities - 8.0%
5,208,288        CCS Medical, Inc., First Lien Term Loan, 4.71%  2,604,144
14,738,093       HCA, Inc., Tranche B-1 Term Loan, 3.709%, 11/1 12,482,339
1,229,793        Triumph Healthcare Second Holdings LLC, First Lien
                 Term Loan, 3.47% - 4.174%, 7/28/13                980,760
                                                                16,067,243
                 Managed Health Care - 1.7%
1,926,120        Aveta, Inc., MMM Original Term Loan, 5.98%, 8/  1,531,266
286,134          Aveta, Inc., NAMM New Term Loan, 5.98%, 8/22/1    227,477
515,601          Aveta, Inc., NAMM Original Term Loan, 5.98%, 8    409,902
1,578,500        Aveta, Inc., PHMC Acquisition Term Loan, 5.98%  1,254,907
                                                                 3,423,552
                 Total Health Care Equipment & Services         35,574,530

                 Pharmaceuticals & Biotechnology & Life Sciences - 11.4%
                 Pharmaceuticals - 9.4%
700,211          Fresenius SE, Tranche B-2 Term Loan, 6.75%, 9/    686,207
2,000,000 (a)    Graceway Pharmaceuticals LLC, Mezzanine Loan,     500,000
19,174,002       Mylan, Inc., U.S. Tranche B Term Loan, 3.75% - 17,711,984
                                                                18,898,191

                 Life Sciences Tools & Services - 2.0%
3,990,000        Life Technologies Corp., Facility Term Loan B,  3,923,918
                 Total Pharmaceuticals & Biotechnology & Life S 22,822,109

                 Diversified Financials - 2.0%
                 Specialized Finance - 2.0%
4,987,406        Charter Communications Operating LLC, New Term  3,983,690
                 Total Diversified Financials                    3,983,690

                 Insurance - 1.3%
                 Insurance Brokers - 1.3%
678,297          HUB International, Ltd., Delayed Draw Term Loa    488,373
3,017,770        HUB International, Ltd., Initial Term Loan, 3.  2,172,794
                 Total Insurance                                 2,661,167

                 Real Estate - 0.8%
                 Diversified Real Estate Investment Trust - 0.8%
5,000,000        Spirit Finance Corp., Term Loan, 4.17%, 8/1/13  1,512,500
                 Total Real Estate                               1,512,500

                 Software & Services - 10.8%
                 Internet Software & Services - 0.9%
2,037,500        Web Service Co., LLC, Term Loan, 7.0% - 8.0%,   1,731,875

                 IT Consulting & Other Services - 6.1%
4,581,395        Keane International, Inc., Closing Date Term L  1,695,116
348,837   (a)    Keane International, Inc., Synthetic LC Loan,     129,070
4,987,500        SunGard Data Systems, Inc., Incremental Term L  4,638,375
6,752,075        SunGard Data Systems, Inc., New U.S. Term Loan  5,696,125
                                                                12,158,686
                 Data Processing & Outsourced Services - 1.1%
2,595,488 (a)    DTN, Inc., Tranche C Term Loan, 5.448% - 7.193  2,212,654

                 Application Software - 1.2%
3,327,536        Serena Software, Inc., Term Loan, 3.104%, 3/10  1,863,420
938,462   (a)    Verint Systems, Inc., Term Loan, 3.71%, 5/25/1    570,115
                                                                 2,433,535
                 Systems Software - 1.5%
2,463,443 (a)    Applied Systems, Inc., Term Loan, 3.684% - 3.9  1,884,534
1,466,667        Infor Enterprise Solutions Holdings, Inc., Second Lien
                 Delayed Draw Term Loan, 7.709%, 3/2/14            337,333
1,000,000        Vangent, Inc., Term Loan, 4.16%, 2/14/13          840,000
                                                                 3,061,867
                 Total Software & Services                      21,598,617

                 Technology Hardware & Equipment - 3.9%
                 Computer Hardware - 3.2%
2,348,533        Infor Enterprise Solutions Holdings, Inc., Del  1,432,605
2,955,000 (a)    Infor Enterprise Solutions Holdings, Inc., Dol  1,673,269
                 Lien Term Loan, 4.21%, 7/28/12
4,501,353        Infor Enterprise Solutions Holdings, Inc., Ini  2,745,825
2,533,333        Infor Enterprise Solutions Holdings, Inc., Second Lien Initial
                 Dollar Term Loan, 7.709%, 3/2/14                  525,667
                                                                 6,377,366
                 Electronic Manufacturing Services - 0.7%
996,924          FCI USA, Inc., Facility Term Loan B-1, 4.145%,    700,339
996,924   (a)    FCI USA, Inc., Facility Term Loan B-5-B, 4.145    700,339
                                                                 1,400,678
                 Total Technology Hardware & Equipment           7,778,044

                 Telecommunication Services - 15.9%
                 Alternative Carriers - 2.4%
6,500,000        Level 3 Financing, Inc., Term Loan, 2.703% - 3  4,847,141

                 Integrated Telecommunication Services - 5.8%
752,152    EURO  Amsterdamse Beheer-EN Consultingmaatschappij B.V., Casema
                 Facility Term Loan B-1, 4.053%, 9/15/14           878,115
390,705    EURO  Amsterdamse Beheer-EN Consultingmaatschappij B.V., Casema
                 Facility Term Loan B-2, 4.053%, 9/15/14           456,137
1,142,857  EURO  Amsterdamse Beheer-EN Consultingmaatschappij B.V., Casema
                 Facility Term Loan C, 4.553%, 9/14/15           1,335,368
857,143    EURO  Amsterdamse Beheer-EN Consultingmaatschappij B.V., Kabelcom
                 Facility Term Loan B, 4.053%, 9/15/14           1,000,689
857,143    EURO  Amsterdamse Beheer-EN Consultingmaatschappij B.V., Kabelcom
                 Facility Term Loan C, 4.553%, 9/14/15           1,001,526
1,000,000        Hargray Acquisition Co., Second Lien Term Loan    622,500
569,999   (a)    Inovis International, Inc., Term Loan, 4.25%%,    555,749
3,950,000        Integra Telecom Holdings, Inc., First Lien Ter  2,425,300
1,500,000  EURO  Wind Telecomunicazione S.p.A., Facility Term L  1,678,666
1,500,000  EURO  Wind Telecomunicazione S.p.A., Facility Term L  1,678,666
                                                                11,632,716
                 Wireless Telecommunication Services - 7.7%
9,750,000        Cricket Communications, Inc., Term Loan B, 6.5  9,085,781
7,355,947        MetroPCS Wireless, Inc., Tranche B Term Loan,   6,417,225
                                                                15,503,006
                 Total Telecommunication Services               31,982,863

                 Utilities - 7.7%
                 Electric Utilities - 6.9%
3,696,435        ANP Funding I LLC, Tranche A Term Loan, 3.938%  3,460,787
2,989,274        Bosque Power Co. LLC, Term Loan, 7.025%, 1/16/  2,032,707
1,754,777 (a)    Coleto Creek Power, L.P., First Lien Synthetic  1,248,817
3,596,520        Coleto Creek Power, L.P., First Lien Term Loan  2,559,525
4,875,000        Coleto Creek Power, L.P., Second Lien Term Loa  2,730,000
2,019,898 (c)(d) GBGH LLC, First Lien Advance Term Loan, 9.5%,   1,807,809
                                                                13,839,645
                 Independent Power Producers & Energy Traders - 0.8%
2,000,000        Calpine Corp., First Priority Term Loan, 4.335  1,462,142
275,941   (a)    Mach Gen LLC, First Lien Synthetic LC Loan, 1.    213,854
                                                                 1,675,996
                 Total Utilities                                15,515,641
                  TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                 (Cost $474,984,958)                           302,635,361

                 CLAIMS - 0.0%
                 Capital Goods - 0.0%
                 Aerospace & Defense - 0.0%
1,200,000 (a)(e) Northwest Airlines, Inc., ALPA Claim-Escrow, 2        826
2,500,000 (a)(e) Northwest Airlines, Inc., Bell Atlantic Claim-      1,720
2,500,000 (a)(e) Northwest Airlines, Inc., EDC Claim-Escrow, 5.      1,720
2,130,600 (a)(e) Northwest Airlines, Inc., Flight Attendant Cla      1,466
1,500,000 (a)(e) Northwest Airlines, Inc., GE Claim-Escrow, 2.5      1,032
1,264,500 (a)(e) Northwest Airlines, Inc., IAM Claim-Escrow, 2.        870
1,404,900 (a)(e) Northwest Airlines, Inc., Retiree Claim-Escrow        966
                 Total Capital Goods                                 8,600
                  TOTAL CLAIMS
                 (Cost $0)                                           8,600

                 CORPORATE NOTES - 16.8%
                 Materials - 0.2%
                 Commodity Chemicals - 0.2%
2,940,000        Georgia Gulf Corp., 9.5%, 10/15/14 (144A)         382,200
                 Total Materials                                   382,200

                 Automobiles &  Components - 1.1%
                 Tires & Rubber - 1.1%
3,000,000 (b)    American Tire Distributors, Inc., 7.709%, 4/1/  2,130,000
                 Total Automobiles & Components                  2,130,000

                 Media - 0.0%
                 Broadcasting - 0.0%
1,000,000 (c)    CCH I LLC, 11.0%, 10/1/15 (144A)                   85,000
                 Total Media                                        85,000

                 Pharmaceuticals & Biotechnology & Life Sciences - 15.5%
                 Biotechnology - 4.2%
4,630,077 (a)    Fosamprenavir Pharma, 15.5%, 6/15/18 (144A)     4,074,468
2,642,485 (a)(b)(Molecular Insight Pharmaceuticals, Inc., 10.80  2,113,988
2,280,000 (a)    Pharma V, 13.0%, 10/15/13 (144A)                2,097,600
                                                                 8,286,056
                 Pharmaceuticals - 11.0%
15,000,000(a)    Azithromycin Royalty Sub LLC, 16.0%, 5/15/19 ( 13,200,000
9,753,963 (a)(d) Celtic Pharma Phinco B.V., 17.0%, 6/15/12 (144  6,827,774
858,197   (a)(b)(Pharma VI, 6.434%, 10/15/14 (144A)                703,722
1,500,000 (a)    TCD Pharma, 16.0%, 4/15/24 (144A)               1,320,000
                                                                22,051,496
                 Life Sciences Tools & Services - 0.3%
1,038,750 (a)(d) Pharma X, 15.5%, 3/30/17 (144A)                   675,187
                 Total Pharmaceuticals & Biotechnology & Life S 31,012,739
                  TOTAL CORPORATE NOTES
                 (Cost $42,926,150)                             33,609,939
Shares
                 COMMON STOCK - 0.0%
                 Transportation - 0.0%
                 Airlines - 0.0%
3,275     (e)    Delta Airlines, Inc.                               16,473

                 Trucking - 0.0%
12,887    (e)    SIRVA Worldwide, Inc. (144A)                       64,435
                 Total Transportation                               80,908
                 TOTAL COMMON STOCK
                 (Cost $1,384,679)                                  80,908

                 WARRANTS - 0.0%
                 Energy - 0.0%
                 Oil & Gas Equipment & Services - 0.0%
213,605   (e)    Value Creation, Inc., Exp.  1/29/14                     0
                 Total Energy                                            0

                 Telecommunication Services - 0.0%
                 Integrated Telecommunication Services - 0.0%
400,000   (e)    Clearwire Corp., Exp. 8/15/10 (144A)                2,000
                 Total Telecommunication Services                    2,000
                 TOTAL WARRANTS
                 (Cost $956,752)                                     2,000
Principal
Amount
USD ($)                                                        Value

                 TEMPORARY CASH INVESTMENTS - 20.0%
                 Repurchase Agreements - 20.0%
8,000,000        Bank of America Corp., 0.27%, dated 2/27/09, repurchase price of $8,000,000 plus accrued
                 interest on 3/2/09 collateralized by $8,160,000 Government
National Mortgage Association,
                 5.5% - 6.5%, 11/15/38 - 2/20/39                 8,000,000

8,000,000        Barclays Plc, 0.25%, dated 2/27/09, repurchase price of
$8,000,000 plus accrued
                 interest on 3/2/09 collateralized by the following:
                 $4,079,655 Federal National Mortgage Association, 4.5%, 10/1/35
                 $4,080,345 Freddie Mac Giant, 5.0%, 4/1/33      8,000,000

8,000,000        BNP Paribas Securities Corp., 0.25% dated 2/27/09, repurchase price of $8,000,000 plus accrued
                 interest on 3/2/09 collateralized by the following:
                 $4,007,859 U.S. Treasury Inflation Notes, 2.0% - 2.375%,
1/15/25 - 1/15/26
                 $4,154,975 U.S. Treasury Strip, 0.0%, 5/15/16-  8,000,000

8,000,000        Deutsche Bank AG, 0.29%, dated 2/27/09, repurchase price of
$8,000,000 plus accrued
                 interest on 3/2/09 collateralized by the following:
                 $2,831,104 Federal National Mortgage Association, 4.5% - 5.0%,
5/1/11 - 1/1/39
                 $5,328,896 Freddie Mac Giant, 5.5%, 6/1/38      8,000,000

8,000,000        JPMorgan Chase & Co., .026%, dated 2/27/09, repurchase price of $8,000,000 plus accrued
                 interest on 3/2/09 collateralized by $8,130,425 Federal
National Mortgage Association,
                 5.0% - 5.5%, 3/1/38 - 5/1/38                    8,000,000
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $40,000,000)                             40,000,000

                 TOTAL INVESTMENTS IN SECURITIES - 188.3%
                 (Cost $566,388,239)(f)                        377,121,318
                 OTHER ASSETS AND LIABILITIES  2.8%              5,597,441
                 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
                 DIVIDENDS PAYABLE - (91.1)%                   (182,477,326)
                 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 200,241,433

        * Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
                 European banks, such as LIBOR (London InterBank Offered Rate),
                 (ii) the prime rate offered by one or more major United States banks,
                 (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate accruing at February 28, 2009.

   (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2009 the value of these securities amounted to
                 $47,891,237 or 23.9% of total net assets applicable to common shareowners.

      (a)        Indicates a security that has been deemed illiquid.
                 The aggregate cost of illiquid securities is $176,324,374. The aggregate value$100,293,124 represents 50.1%
of
                 the total net assets applicable to common shareowners.

      (b) Floating Rate Note. The rate shown is the coupon rate at February 28, 2009.

      (c)        Security is in default and is non-income producing.

      (d) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

      (e)        Non-income producing.

      (f) At February 28, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $566,729,541 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                 there is an excess of value over tax cost         200,052
                 Aggregate gross unrealized loss for all investments in which
                 there is an excess of tax cost over value     (189,808,275)
                 Net unrealized loss                           (189,608,223)

                 For financial reporting purposes net unrealized loss on investments was $189,266,921. and cost of investments aggregated $566,388,239.

                 Glossary of Terms:
                 LC- Letter of Credit

                 Principal amounts are denominated in U.S. dollars unless otherwise noted.
                 AUD - Australian Dollar
                 EURO - Euro

                 Various inputs are used in determining the value of the Trust's investments.
                 These inputs are summarized in the three broad levels listed below.

                 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

                 Level 1 - quoted prices in active markets for identical securities
                 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

                 The following is a summary of the inputs used as of February 28, 2009, in valuing the Trust's investments:
                                                               Investments
                 Valuation Inputs                              in Securities
                 Level 1 - Quoted Prices                            16,473
                 Level 2 - Other Significant Observable Inputs 345,298,996
                 Level 3 - Significant Unobservable Inputs      31,805,849
                 Total                                         377,121,318

                 Following is a reconciliation of assets valued using
                 significant unobservable inputs (Level 3):    Investments
                                                                in Securities
                 Balance as of 11/30/08                         33,032,207
                 Realized gain (loss)                                    0
                 Change in unrealized appreciation (depreciatio (1,249,702)
                 Net purchases (sales)                              14,744
                 Transfers in and out of Level 3                     8,600
                 Balance as of 2/28/09                          31,805,849



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.